As filed with the U.S. Securities and Exchange Commission on April 28, 2016

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 206	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 206	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On May 6, 2016, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 206 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 6, 2016, the effectiveness of the registration statement for the iShares iBonds Dec 2024 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 174 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
182	January 15, 2016	February 14, 2016
187	February 11, 2016	March 12, 2016
193	March 11, 2016	March 29, 2016
199	March 28, 2016	April 15, 2016
203	April 14, 2016	April 29, 2016

This Post-Effective Amendment No. 206 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 174.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 206 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of April, 2016.

iSHARES U.S. ETF TRUST

By:
Manish Mehta*
President

Date: April 28, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 206 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: April 28, 2016

John E. Martinez*
Trustee

Date: April 28, 2016

Cecilia H. Herbert*
Trustee

Date: April 28, 2016

Charles A. Hurty*
Trustee

Date: April 28, 2016

John E. Kerrigan*
Trustee

Date: April 28, 2016

Robert S. Kapito*
Trustee

Date: April 28, 2016

Madhav V. Rajan*
Trustee

Date: April 28, 2016

Jane D. Carlin*
Trustee

Date: April 28, 2016

/s/ Jack Gee
Jack Gee
Treasurer and Chief Financial Officer

Date: April 28, 2016

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: April 28, 2016

*	Powers of Attorney, each dated March 25, 2015, for Manish Mehta, Jane D. Carlin, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Mark Wiedman and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 173, filed October 30, 2015.